LONG-TERM INVESTMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-term Investment
Long-term investment, beginning	$ 3,706,080	$ 2,747,493
Income from equity method investments	1,475,335	3,409,385
Dividends distribution	(3,485,424)	(2,591,873)
Foreign currency translation	90,712	141,075
Long-term investment, ending	$ 1,786,703	$ 3,706,080